(Vanguard Small-Cap Index Fund Retail) (Vanguard Small-Cap Index Fund)	12 Months Ended
Dec. 31, 2011
Vanguard Small-Cap Index Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.06%
Vanguard Small-Cap Index Fund - Admiral Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.06%
Vanguard Small-Cap Index Fund - Institutional Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.06%
Vanguard Small-Cap Index Fund - ETF Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.06%
Vanguard Small-Cap Index Fund - Signal Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.06%
Vanguard Small-Cap Index Fund - Institutional Plus Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.06%